Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease
Schedule of amounts recognised in the consolidated balance sheets

	As at	As at	As at
	31 December	31 December	31 December
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Lease liabilities
Current	28,278	27,352	35,465
Non-current	105,754	99,304	84,236
	134,032	126,656	119,701

Schedule of amounts recognised in the statements of comprehensive income

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Interest expense (included in finance costs) (Note 8)	12,844	8,681	5,858
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	15,836	12,822	9,374